Organization and Description of Business (Details) - USD ($)			6 Months Ended
	Jul. 31, 2022	May 20, 2022	Jan. 31, 2026	Aug. 01, 2022
Organization and Description of Business [Line Items]
Date of Incorporation			Jan. 05, 2015
Huaya to Mr. Chi [Member]
Organization and Description of Business [Line Items]
Business combination consideration
Delaware Limited Liability Company [Member]
Organization and Description of Business [Line Items]
Owenership interest rate	76.60%
ATIF GP [Member] | Sales Agreement [Member]
Organization and Description of Business [Line Items]
Equity interest cost				$ 50,000